Asset Impairments - Additional Information (Detail) $ in Thousands	1 Months Ended	3 Months Ended						4 Months Ended	5 Months Ended	12 Months Ended
	Jul. 31, 2017 USD ($)	Dec. 31, 2017 USD ($)	Jun. 30, 2017 USD ($)	Mar. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Sep. 30, 2016 USD ($)	Jun. 30, 2016 USD ($)	Jul. 31, 2017 USD ($) Vessel	Dec. 31, 2017 USD ($) Vessel	Mar. 31, 2017 USD ($) Vessel
Derivatives, Fair Value [Line Items]
Asset impairments		$ 16,777							$ 16,777 [1]
Number of vessels impaired during the period | Vessel									5
Fair value of assets incurring impairment									$ 8,763
Stacked Vessels
Derivatives, Fair Value [Line Items]
Asset impairments									$ 14,400
Number of vessels impaired during the period | Vessel									5
Fair value of assets incurring impairment									$ 8,800
Active Vessels
Derivatives, Fair Value [Line Items]
Asset impairments									$ 0
Predecessor
Derivatives, Fair Value [Line Items]
Asset impairments	$ 21,325		$ 163,423	$ 64,857	$ 253,422	$ 129,562	$ 36,886	$ 184,748 [1]		$ 484,727 [1]
Number of vessels impaired during the period | Vessel								79		132
Fair value of assets incurring impairment								$ 571,821		$ 933,068
Predecessor | Stacked Vessels
Derivatives, Fair Value [Line Items]
Asset impairments								$ 157,800
Number of vessels impaired during the period | Vessel								73
Fair value of assets incurring impairment								$ 505,600
Predecessor | Active Vessels
Derivatives, Fair Value [Line Items]
Asset impairments								$ 26,900
Number of vessels impaired during the period | Vessel								6
Fair value of assets incurring impairment								$ 66,200

[1]	The period August 1, 2017 through December 31, 2017 and the year ended March 31, 2017 included $2.3 million and $2.2 million, respectively, of impairments related to inventory and other non-vessel assets.